CONDENSED STATEMENTS OF INCOME - USD ($) $ in Millions		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2016		Jul. 02, 2015		Jun. 30, 2016		Jul. 02, 2015		Dec. 31, 2015		Jan. 01, 2015		Dec. 26, 2013
Income Statement [Abstract]
REVENUE		$ 115.4		$ 121.5		$ 191.6		$ 198.4		$ 446.5		$ 394.0		$ 426.3
Fathom Events														36.5
Revenue				121.5						446.5		394.0		462.8
OPERATING EXPENSES:
Advertising operating costs		8.3		8.3		13.3		14.1		30.8		26.4		29.0
Fathom Events operating costs														25.5
Network costs		4.3		4.2		8.8		8.7		17.8		18.3		18.7
Theatre access fees-founding members		18.9		19.2		37.6		36.4		72.5		70.6		69.4
Selling and marketing costs		19.1		17.0		37.7		33.0		72.3		57.6		61.5
Merger termination fee and related merger costs				0.9				41.8		41.8
Administrative and other costs		5.6		4.7		11.5		10.2		21.4		19.3		20.1
Administrative fee-managing member		3.8	[1]	3.6	[1]	12.8	[1]	6.8	[1]	17.2	[2]	10.2	[2]	10.0	[2]
Depreciation and amortization		8.9		8.2		17.6		16.2		32.2		32.4		26.6
Total		68.9		66.1		139.3		167.2		306.0		234.8		260.8
OPERATING INCOME		46.5		55.4		52.3		31.2		140.5		159.2		202.0
NON-OPERATING EXPENSES:
Interest on borrowings		13.5		13.1		26.9		26.2		52.2		52.6		51.6
Interest income		(0.2)		(0.2)		(0.4)		(0.5)		(1.1)		(1.3)		(0.1)
Amortization of terminated derivatives								1.6		1.6		10.0		10.3
Impairment of investment		0.7				0.7				0.0		0.0		0.8
Gain on sale of Fathom Events to founding members	[3]													(25.4)
Other non-operating expense								0.1		0.2		0.8		1.2
Total		13.3		12.9		26.5		27.4		52.9		62.1		38.4
INCOME BEFORE INCOME TAXES		33.2		42.5		25.8		3.8		87.6		97.1		163.6
Income tax expense		0.0		0.1		0.1		0.1		0.1		0.8		0.7
Net income		$ 33.2		$ 42.4		$ 25.7		$ 3.7		$ 87.5		$ 96.3		$ 162.9

[1]	On December 26, 2013, NCM LLC sold its Fathom Events business to a newly formed limited liability company (AC JV, LLC) owned 32% by each of the founding members and 4% by NCM LLC. In consideration for the sale, NCM LLC received a total of $25.0 million in promissory notes from its founding members (one-third or approximately $8.3 million from each founding member). The notes bear interest at a fixed rate of 5.0% per annum, compounded annually. Interest and principal payments are due annually in six equal installments commencing on the first anniversary of the closing.
[2]	Pursuant to the Management Services Agreement between NCM, Inc. and NCM LLC, NCM, Inc. provides certain specific management services to NCM LLC, including the services of the President and Chief Executive Officer, President of Sales and Marketing, Interim Co-Chief Financial Officers, Executive Vice President and Chief Operations Officer and Chief Technology Officer and Executive Vice President and General Counsel. In exchange for these services, NCM LLC reimburses NCM, Inc. for compensation paid to the officers (including share based compensation) and other expenses of the officers and for certain out-of-pocket costs.
[3]	Refer to discussion of Fathom sale in Note 2-Divestiture.